Related party transactions (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Related Party Transaction [Line Items]
Accounts payable for product development expense	$ 4,783,412	$ 5,453,708
Related Party
Related Party Transaction [Line Items]
Accounts payable for product development expense	$ 0	$ 14,709